Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-40519
Entity Registrant Name	MicroCloud Hologram Inc.
Entity Central Index Key	0001841209
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 302
Entity Address, Address Line Two	Building A
Entity Address, Address Line Three	Zhong Ke Na Neng Building
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	22,512,360
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Assentsure PAC
Auditor Location	Singapore
Auditor Firm ID	6783
Class A Ordinary share, $0.8 par value
Entity Addresses [Line Items]
Title of 12(b) Security	Class A Ordinary share, $0.8 par value
Trading Symbol	HOLO
Security Exchange Name	NASDAQ
Warrants to purchase ordinary shares
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase ordinary shares
Trading Symbol	HOLOW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Room 302
Entity Address, Address Line Two	Building A
Entity Address, Address Line Three	Zhong Ke Na Neng Building
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
Country Region	+86
City Area Code	0755
Local Phone Number	2291 2036
Contact Personnel Name	Guohui Kang